ATR QM Data Fields
Loans in Report: 1

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
XXXXXXX	XXXXXXXXXXX	QM: Safe Harbor (APOR)	No	Yes
1